Convertible Notes Payable and Advisory Fee Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Convertible Notes Payable and Advisory Fee Liabilities [Abstract]
Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances	The senior secured credit facility note balance and convertible debt balances consisted of the following at June 30, 2023 and September 30, 2022:
	June 30,	September 30,
	2023	2022
Principal	$297,019	$5,978,891
Premiums	288,448	1,443,435
	$585,467	$7,442,326
The senior secured credit facility note balance and convertible debt balances consisted of the following at September 30, 2022 and 2021:
	September 30,	September 30,
	2022	2021
Principal	$5,978,891	$6,167,407
Premiums	1,443,435	1,509,673
Unamortized discounts	-	(14,440)
	$7,422,326	$7,662,640